Vanguard® Global Wellington Fund
Schedule of Investments (unaudited)
As of November 30, 2024
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
	Shares	Market Value ($000)
Common Stocks (65.3%)
Austria (1.0%)
Erste Group Bank AG	466,423	25,602
Finland (0.7%)
Nokia OYJ	4,343,853	18,246
France (3.7%)
TotalEnergies SE	546,844	31,783
BNP Paribas SA	320,226	19,142
Engie SA	984,021	15,686
Arkema SA	195,166	15,486
Societe Generale SA	469,449	12,446
		94,543
Germany (0.8%)
Daimler Truck Holding AG	529,220	20,060
Hong Kong (0.8%)
AIA Group Ltd.	2,626,000	19,773
Ireland (1.5%)
Accenture plc Class A	109,237	39,584
Japan (7.2%)
Mitsubishi UFJ Financial Group Inc.	2,076,262	24,782
Shin-Etsu Chemical Co. Ltd.	587,314	21,794
Isuzu Motors Ltd.	1,569,814	20,941
Honda Motor Co. Ltd.	2,167,900	18,705
Mitsubishi Estate Co. Ltd.	1,223,970	17,346
BIPROGY Inc.	553,900	17,275
Sumitomo Mitsui Trust Group Inc.	645,000	16,171
MISUMI Group Inc.	807,866	13,149
Resona Holdings Inc.	1,171,600	9,799
Marui Group Co. Ltd.	502,765	8,140
Astellas Pharma Inc.	763,500	7,950
Nippon Telegraph & Telephone Corp.	3,416,900	3,506
Tokio Marine Holdings Inc.	90,624	3,379
		182,937
South Korea (0.9%)
Samsung Electronics Co. Ltd.	558,805	21,974
Spain (0.4%)
Iberdrola SA	656,781	9,365
Sweden (1.2%)
Autoliv Inc.	321,182	31,835
Switzerland (2.5%)
Novartis AG (Registered)	294,941	31,270
Nestle SA (Registered)	254,206	22,075
Zurich Insurance Group AG	17,827	11,315
		64,660
Taiwan (1.0%)
Taiwan Semiconductor Manufacturing Co. Ltd.	855,398	26,655
United Kingdom (7.2%)
Unilever plc	535,443	32,063
Diageo plc	962,472	28,754
BAE Systems plc	1,782,925	27,867
AstraZeneca plc ADR	397,367	26,870
Rotork plc	4,870,520	20,615
Derwent London plc	520,770	14,004
WPP plc	1,229,253	13,446

				Shares	Market Value ($000)
	London Stock Exchange Group plc			86,944	12,461
	Shell plc			280,612	9,018
					185,098
United States (36.4%)
	Cisco Systems Inc.			674,013	39,908
	Johnson & Johnson			255,779	39,648
	UnitedHealth Group Inc.			61,136	37,305
	Duke Energy Corp.			296,643	34,722
	Bank of America Corp.			716,942	34,062
	Merck & Co. Inc.			333,967	33,944
	JPMorgan Chase & Co.			134,716	33,641
	Microsoft Corp.			78,714	33,332
	Alphabet Inc. Class A			194,152	32,802
	Chubb Ltd.			105,915	30,581
	PepsiCo Inc.			172,179	28,143
	Deere & Co.			58,826	27,407
	Gilead Sciences Inc.			290,093	26,857
	Coterra Energy Inc.			988,278	26,407
	Sempra			262,810	24,617
	United Parcel Service Inc. Class B			179,811	24,404
	American Tower Corp.			116,032	24,251
	Texas Instruments Inc.			119,510	24,025
	EQT Corp.			520,263	23,641
	Northrop Grumman Corp.			45,108	22,087
	Pfizer Inc.			831,868	21,803
	Elevance Health Inc.			53,178	21,641
	Honeywell International Inc.			89,613	20,874
	Medtronic plc			240,232	20,790
	Walt Disney Co.			175,915	20,665
	Marsh & McLennan Cos. Inc.			80,715	18,825
	Kenvue Inc.			745,575	17,953
	Union Pacific Corp.			71,111	17,398
	American Express Co.			56,616	17,250
	General Motors Co.			306,411	17,033
	Diamondback Energy Inc.			83,701	14,865
	Home Depot Inc.			33,447	14,353
	Exelon Corp.			336,416	13,309
	Blackrock Inc.			12,425	12,708
	Visa Inc. Class A			39,209	12,354
	Colgate-Palmolive Co.			125,612	12,138
	General Dynamics Corp.			41,359	11,746
	LyondellBasell Industries NV Class A			136,231	11,354
	Caterpillar Inc.			26,369	10,709
	PNC Financial Services Group Inc.			44,431	9,540
	TJX Cos. Inc.			57,201	7,190
	Intel Corp.			182,668	4,393
					930,675
Total Common Stocks (Cost $1,311,887)					1,671,007
		Coupon	Maturity Date	Face Amount ($000)
U.S. Government and Agency Obligations (6.3%)
[1,2]	Fannie Mae REMICS	2.500%	5/25/45	766	713
[1,2]	Fannie Mae REMICS	3.000%	3/25/45–2/25/49	1,691	1,523
[1,2]	Fannie Mae REMICS	3.500%	6/25/44	57	55
[1,2]	Freddie Mac REMICS	1.750%	9/15/42	382	356
[1,2]	Freddie Mac REMICS	2.000%	7/25/50	983	850
[1,2]	Freddie Mac REMICS	4.000%	9/15/41	643	620
[1]	Ginnie Mae II Pool	2.000%	12/20/50–2/20/51	1,150	947
[1]	Ginnie Mae II Pool	2.500%	3/20/51–12/20/52	1,813	1,552
[1,3]	Ginnie Mae II Pool	3.000%	11/20/49–12/15/54	3,558	3,156
[1]	Ginnie Mae II Pool	3.500%	1/20/52–3/20/52	2,480	2,271
[1]	Ginnie Mae II Pool	4.000%	5/20/52–8/20/52	1,607	1,515
[1]	Ginnie Mae II Pool	4.500%	3/20/53	4,053	3,916
[1,3]	Ginnie Mae II Pool	5.000%	12/15/54	3,561	3,511
[1]	Ginnie Mae REMICS	2.500%	10/20/49	2,317	2,037

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[1]	Ginnie Mae REMICS	2.750%	9/20/44	43	41
[1,2]	UMBS Pool	2.000%	4/1/41–12/1/51	9,340	7,620
[1,2]	UMBS Pool	2.500%	1/1/52–4/1/52	4,003	3,375
[1,2,3]	UMBS Pool	3.000%	6/1/51–12/25/54	7,331	6,420
[1,2]	UMBS Pool	3.500%	7/1/51–9/1/52	3,088	2,820
[1,2,3]	UMBS Pool	4.000%	3/1/46–12/25/54	1,893	1,803
[1,2]	UMBS Pool	4.500%	1/1/38–11/1/52	3,456	3,390
[1,2,3]	UMBS Pool	5.000%	8/1/52–12/25/54	7,699	7,571
[1,2,3]	UMBS Pool	5.500%	1/1/53–12/25/54	9,766	9,768
[1,2,3]	UMBS Pool	6.000%	2/1/53–12/25/54	11,378	11,568
[4,5]	United States Treasury Note/Bond	2.000%	11/15/41	3,462	2,448
	United States Treasury Note/Bond	2.375%	2/15/42–5/15/51	665	471
	United States Treasury Note/Bond	3.500%	9/30/26–9/30/29	2,411	2,373
	United States Treasury Note/Bond	3.625%	9/30/31	2,241	2,174
	United States Treasury Note/Bond	3.750%	8/31/26–8/31/31	7,581	7,508
	United States Treasury Note/Bond	3.875%	10/15/27–5/15/43	10,702	10,309
	United States Treasury Note/Bond	4.000%	2/29/28	1,020	1,016
	United States Treasury Note/Bond	4.125%	10/31/26–8/15/53	18,724	18,546
	United States Treasury Note/Bond	4.250%	3/15/27–8/15/54	5,075	4,966
	United States Treasury Note/Bond	4.375%	7/31/26–8/15/43	6,113	6,094
	United States Treasury Note/Bond	4.500%	5/15/27–11/15/54	7,631	7,737
[3]	United States Treasury Note/Bond	4.625%	6/30/26–5/15/54	17,976	18,244
	United States Treasury Note/Bond	4.750%	11/15/43	3,289	3,411
Total U.S. Government and Agency Obligations (Cost $163,696)					162,695
Asset-Backed/Commercial Mortgage-Backed Securities (0.8%)
Bermuda (0.0%)
[1,6]	Start II Ltd. Series 2019-1	4.089%	3/15/44	99	97
Cayman Islands (0.0%)
[1,6]	Horizon Aircraft Finance II Ltd. Series 2019-1	3.721%	7/15/39	140	133
United States (0.8%)
[1,6]	Aaset Trust Series 2019-1	3.844%	5/15/39	12	12
[1,6]	Aligned Data Centers Issuer LLC Series 2021-1A	1.937%	8/15/46	1,260	1,194
[1,6,7]	BX Trust Series 2021-ARIA, TSFR1M + 1.411%	6.020%	10/15/36	1,290	1,283
[1,6]	Castlelake Aircraft Structured Trust Series 2019-1A	3.967%	4/15/39	140	128
[1,6]	CF Hippolyta Issuer LLC Series 2020-1	1.690%	7/15/60	365	355
[1,6]	CF Hippolyta Issuer LLC Series 2021-1A	1.530%	3/15/61	1,041	981
[1,6]	CF Hippolyta Issuer LLC Series 2022-1A	5.970%	8/15/62	459	459
[1,6,7]	Connecticut Avenue Securities Trust Series 2021-R01, SOFR30A + 1.550%	6.284%	10/25/41	203	204
[1,6]	Enterprise Fleet Financing LLC Series 2023-3	6.400%	3/20/30	1,829	1,861
[1,2]	Freddie Mac Multifamily Structured Pass-Through Certificates Series K142	2.400%	3/25/32	1,600	1,391
[1,2]	Freddie Mac Seasoned Credit Risk Transfer Trust Series 2019-3	3.500%	10/25/58	98	93
[1,6]	Home Partners of America Trust Series 2021-2	2.302%	12/17/26	1,167	1,097
[1,6]	Kubota Credit Owner Trust Series 2023-2A	5.280%	1/18/28	1,335	1,348
[1,6]	Navient Private Education Refi Loan Trust Series 2023-A	5.510%	10/15/71	1,370	1,386
[1,6]	New Economy Assets Phase 1 Sponsor LLC Series 2021-1	1.910%	10/20/61	1,270	1,171
[1,6]	Retained Vantage Data Centers Issuer LLC Series 2023-1A	5.000%	9/15/48	2,950	2,924
[1,6]	Towd Point Mortgage Trust Series 2018-1	3.000%	1/25/58	33	32
[1,6]	Wheels Fleet Lease Funding LLC Series 2023-1A	5.800%	4/18/38	1,959	1,971
[1,6]	Wheels Fleet Lease Funding LLC Series 2023-2A	6.460%	8/18/38	1,273	1,297
[1,6]	Wheels Fleet Lease Funding LLC Series 2024-2A	4.870%	6/21/39	1,275	1,278
					20,465
Total Asset-Backed/Commercial Mortgage-Backed Securities (Cost $20,441)					20,695
Corporate Bonds (19.8%)
Australia (0.5%)
[6]	Commonwealth Bank of Australia	5.071%	9/14/28	2,915	2,977
[6]	Glencore Funding LLC	5.371%	4/4/29	1,115	1,136
[6]	Glencore Funding LLC	6.375%	10/6/30	4,563	4,872
[6]	Glencore Funding LLC	6.500%	10/6/33	689	751
[6]	Glencore Funding LLC	5.634%	4/4/34	2,692	2,758
[6]	Glencore Funding LLC	5.893%	4/4/54	630	646
					13,140
Belgium (0.1%)
[1,8]	Anheuser-Busch InBev SA/NV	1.650%	3/28/31	635	624
	Anheuser-Busch InBev Worldwide Inc.	4.600%	4/15/48	27	25
	Anheuser-Busch InBev Worldwide Inc.	5.550%	1/23/49	837	873

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[1,8]	Crelan SA	5.375%	4/30/35	1,000	1,117
					2,639
Canada (0.9%)
	Canadian Imperial Bank of Commerce	5.237%	6/28/27	2,020	2,051
	Canadian Imperial Bank of Commerce	4.508%	9/11/27	1,685	1,679
	Canadian Imperial Bank of Commerce	4.631%	9/11/30	1,995	1,976
[6]	Constellation Software Inc.	5.158%	2/16/29	310	315
[6]	Constellation Software Inc.	5.461%	2/16/34	4,959	5,084
[9]	Emera Inc.	4.838%	5/2/30	3,000	2,200
	Emera US Finance LP	2.639%	6/15/31	1,365	1,176
	Emera US Finance LP	4.750%	6/15/46	1,853	1,613
[9]	Enbridge Inc.	6.100%	11/9/32	3,388	2,714
	Fortis Inc.	3.055%	10/4/26	853	827
[9]	Rogers Communications Inc.	3.250%	5/1/29	5,711	3,949
	TransCanada PipeLines Ltd.	4.875%	1/15/26	335	335
					23,919
Denmark (0.6%)
[6]	Danske Bank A/S	6.466%	1/9/26	3,193	3,196
[6]	Danske Bank A/S	1.621%	9/11/26	1,320	1,286
[6]	Danske Bank A/S	6.259%	9/22/26	200	202
[1,10]	Danske Bank A/S	2.250%	1/14/28	1,440	1,729
[6]	Danske Bank A/S	5.705%	3/1/30	725	743
[1,8]	DSV Finance BV	0.500%	3/3/31	2,590	2,366
[1,8]	Jyske Bank A/S	4.125%	9/6/30	2,860	3,130
[1,8]	Jyske Bank A/S	5.125%	5/1/35	2,825	3,165
					15,817
France (1.2%)
[1,8]	Banque Federative du Credit Mutuel SA	4.375%	5/2/30	3,100	3,459
[1,8]	BNP Paribas SA	0.125%	9/4/26	600	605
[6]	BNP Paribas SA	5.335%	6/12/29	3,132	3,175
[1,8]	BNP Paribas SA	4.250%	4/13/31	800	891
[6]	BPCE SA	3.250%	1/11/28	525	500
[6]	BPCE SA	5.281%	5/30/29	680	690
[1,8]	BPCE SA	1.750%	2/2/34	2,900	2,842
[8]	BPCE SFH SA	3.000%	10/17/29	2,800	3,011
[1,8]	Carmila SA	5.500%	10/9/28	1,600	1,816
[6]	Credit Agricole SA	4.631%	9/11/28	2,145	2,129
[1,8]	Credit Agricole SA	3.875%	11/28/34	1,000	1,117
[6]	Danone SA	2.947%	11/2/26	555	538
[1,8]	Engie SA	0.375%	6/11/27	2,300	2,302
[1,8]	Engie SA	2.000%	9/28/37	1,300	1,151
[8]	Mercialys SA	4.000%	9/10/31	3,200	3,428
[1,8]	RTE Reseau de Transport d'Electricite SADIR	2.875%	10/2/28	2,000	2,119
[6]	WEA Finance LLC	2.875%	1/15/27	215	205
[6]	WEA Finance LLC	3.500%	6/15/29	475	440
					30,418
Germany (0.4%)
[6]	Daimler Truck Finance North America LLC	5.150%	1/16/26	580	582
[6]	Daimler Truck Finance North America LLC	5.125%	1/19/28	185	187
[1,10]	E.ON International Finance BV	6.250%	6/3/30	675	910
[1,10]	E.ON International Finance BV	6.375%	6/7/32	2,112	2,872
[1,8]	Eurogrid GmbH	3.279%	9/5/31	2,700	2,885
[8]	Sirius Real Estate Ltd.	1.750%	11/24/28	3,900	3,816
					11,252
Italy (0.5%)
[8]	Banca Monte dei Paschi di Siena SpA	3.500%	4/23/29	2,390	2,601
[1,8]	Banco BPM SpA	0.750%	3/15/27	2,950	2,985
[1,8]	BPER Banca SpA	3.750%	10/22/28	1,010	1,113
[8]	Intesa Sanpaolo SpA	3.625%	6/30/28	5,725	6,259
					12,958
Japan (0.2%)
[6]	NTT Finance Corp.	1.162%	4/3/26	1,180	1,128
[1,11]	Toyota Motor Finance Netherlands BV	2.130%	6/15/27	3,255	3,816
					4,944
Mexico (0.0%)
	America Movil SAB de CV	3.625%	4/22/29	275	262

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	America Movil SAB de CV	6.375%	3/1/35	385	420
					682
Norway (0.1%)
[1,8]	Aker BP ASA	1.125%	5/12/29	1,490	1,443
Saudi Arabia (0.1%)
[6]	Greensaif Pipelines Bidco Sarl	5.853%	2/23/36	1,330	1,335
[6]	Greensaif Pipelines Bidco Sarl	6.103%	8/23/42	2,265	2,273
					3,608
South Africa (0.3%)
[6]	Anglo American Capital plc	2.625%	9/10/30	1,420	1,249
[1,8]	Anglo American Capital plc	4.750%	9/21/32	1,375	1,576
[6]	Anglo American Capital plc	5.750%	4/5/34	2,122	2,188
[6]	Anglo American Capital plc	3.950%	9/10/50	475	372
[6]	Anglo American Capital plc	6.000%	4/5/54	1,213	1,267
					6,652
Spain (0.4%)
[1,8]	Banco de Sabadell SA	3.500%	8/28/26	3,900	4,192
[1]	Banco Santander SA	5.365%	7/15/28	1,600	1,616
[1,8]	CaixaBank SA	4.125%	2/9/32	1,200	1,328
[1,8]	CaixaBank SA	5.125%	7/19/34	1,600	1,902
[8]	Cajamar Caja Rural SCC	3.375%	7/25/29	600	652
					9,690
Switzerland (0.7%)
[8]	Sika Capital BV	1.500%	4/29/31	2,525	2,443
	UBS AG	7.500%	2/15/28	4,023	4,340
	UBS AG	5.650%	9/11/28	1,558	1,613
[6]	UBS Group AG	4.703%	8/5/27	2,656	2,645
[1,8]	UBS Group AG	4.750%	3/17/32	2,690	3,089
[6]	UBS Group AG	6.301%	9/22/34	2,939	3,152
					17,282
United Arab Emirates (0.3%)
[6]	Abu Dhabi Developmental Holding Co. PJSC	4.375%	10/2/31	2,935	2,852
[6]	Galaxy Pipeline Assets Bidco Ltd.	2.160%	3/31/34	3,887	3,374
					6,226
United Kingdom (1.8%)
[6]	Ashtead Capital Inc.	2.450%	8/12/31	2,607	2,206
[6]	Ashtead Capital Inc.	5.500%	8/11/32	600	603
[6]	Ashtead Capital Inc.	5.550%	5/30/33	385	388
[6]	Ashtead Capital Inc.	5.950%	10/15/33	630	652
[6]	Ashtead Capital Inc.	5.800%	4/15/34	815	835
	AstraZeneca plc	4.000%	1/17/29	831	817
[8]	Barclays plc	4.347%	5/8/35	2,380	2,649
	BAT Capital Corp.	6.343%	8/2/30	1,316	1,402
[1,8]	British Telecommunications plc	3.875%	1/20/34	4,900	5,378
[8]	BUPA Finance plc	5.000%	10/12/30	3,815	4,406
[10]	Grainger plc	3.000%	7/3/30	3,610	4,039
	Lloyds Banking Group plc	5.087%	11/26/28	1,650	1,659
[1,10]	National Grid Electricity Transmission plc	2.000%	9/16/38	1,145	964
[1,10]	National Grid Electricity Transmission plc	2.000%	4/17/40	890	711
[1,8]	National Grid plc	0.163%	1/20/28	1,700	1,654
[1,8]	National Grid plc	3.875%	1/16/29	2,125	2,327
[1,8]	Severn Trent Utilities Finance plc	4.000%	3/5/34	2,725	2,983
[1,10]	Severn Trent Utilities Finance plc	5.875%	7/31/38	980	1,272
	Smith & Nephew plc	5.400%	3/20/34	2,205	2,237
[1,10]	South West Water Finance plc	6.375%	8/5/41	980	1,276
[6]	Standard Chartered plc	5.005%	10/15/30	5,541	5,505
[1,10]	United Utilities Water Finance plc	5.750%	5/28/51	1,500	1,833
					45,796
United States (11.7%)
[1]	Alabama Power Co.	4.300%	7/15/48	281	245
[6]	Alcon Finance Corp.	3.000%	9/23/29	5,946	5,510
[6]	Alcon Finance Corp.	2.600%	5/27/30	1,926	1,723
[6]	Alcon Finance Corp.	5.750%	12/6/52	200	209
	American Express Co.	6.489%	10/30/31	72	78
	American Express Co.	5.043%	5/1/34	3,458	3,484
	American International Group Inc.	3.400%	6/30/30	1,078	1,005

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[8]	American Medical Systems Europe BV	3.500%	3/8/32	1,300	1,414
	American Tower Corp.	5.000%	1/31/30	835	841
[6]	American Transmission Systems Inc.	2.650%	1/15/32	1,178	1,020
	AT&T Inc.	3.500%	6/1/41	1,052	842
	AT&T Inc.	4.300%	12/15/42	1,604	1,401
	AT&T Inc.	4.750%	5/15/46	3,960	3,607
	AT&T Inc.	3.550%	9/15/55	761	541
[6]	Athene Global Funding	5.349%	7/9/27	2,585	2,610
[6]	Athene Global Funding	2.500%	3/24/28	2,813	2,611
[6]	Athene Global Funding	5.583%	1/9/29	3,959	4,045
[6]	Athene Global Funding	2.646%	10/4/31	3,128	2,672
[6]	Aviation Capital Group LLC	5.375%	7/15/29	6,315	6,423
	Bank of America Corp.	5.872%	9/15/34	1,178	1,244
	Bank of America Corp.	2.482%	9/21/36	3,947	3,281
	Bank of America Corp.	3.311%	4/22/42	1,211	951
[6]	Beacon Funding Trust	6.266%	8/15/54	1,160	1,194
[6]	Boeing Co.	6.858%	5/1/54	2,609	2,840
[6]	Boston Gas Co.	3.001%	8/1/29	143	131
	BP Capital Markets America Inc.	4.812%	2/13/33	615	610
	BP Capital Markets America Inc.	5.227%	11/17/34	1,535	1,559
[1,9]	BP Capital Markets plc	3.470%	5/15/25	1,350	963
[6]	Brighthouse Financial Global Funding	5.650%	6/10/29	2,717	2,770
	Brixmor Operating Partnership LP	2.500%	8/16/31	886	757
	Capital One Financial Corp.	7.149%	10/29/27	6,284	6,538
	Capital One Financial Corp.	5.700%	2/1/30	270	277
	Capital One Financial Corp.	6.051%	2/1/35	1,303	1,360
	Capital One Financial Corp.	5.884%	7/26/35	5,647	5,834
[8]	Carrier Global Corp.	4.500%	11/29/32	1,855	2,115
	Charter Communications Operating LLC	4.200%	3/15/28	6,901	6,709
	Charter Communications Operating LLC	2.250%	1/15/29	2,687	2,388
	Charter Communications Operating LLC	5.050%	3/30/29	655	649
	Charter Communications Operating LLC	6.384%	10/23/35	391	402
	Charter Communications Operating LLC	3.700%	4/1/51	672	445
	Citizens Financial Group Inc.	5.841%	1/23/30	615	632
	Cleco Corporate Holdings LLC	3.375%	9/15/29	358	327
[6]	CNO Global Funding	5.875%	6/4/27	1,930	1,972
	Coca-Cola Consolidated Inc.	5.450%	6/1/34	795	818
[6]	Columbia Pipelines Holding Co. LLC	5.097%	10/1/31	870	860
[6]	Columbia Pipelines Holding Co. LLC	5.681%	1/15/34	455	461
[6]	Columbia Pipelines Operating Co. LLC	5.927%	8/15/30	479	499
[6]	Columbia Pipelines Operating Co. LLC	6.497%	8/15/43	2,153	2,327
[6]	Columbia Pipelines Operating Co. LLC	6.544%	11/15/53	549	608
[8]	Comcast Corp.	0.000%	9/14/26	3,225	3,257
	Comcast Corp.	3.250%	11/1/39	726	574
	Comcast Corp.	4.000%	3/1/48	44	36
	Comcast Corp.	3.999%	11/1/49	132	106
	Comcast Corp.	4.049%	11/1/52	11	9
	Comcast Corp.	2.937%	11/1/56	1,595	1,003
	Comcast Corp.	2.650%	8/15/62	25	14
	Comcast Corp.	2.987%	11/1/63	21	13
	Commonwealth Edison Co.	3.650%	6/15/46	39	31
	Commonwealth Edison Co.	4.000%	3/1/48	270	222
[1]	Consolidated Edison Co. of New York Inc.	6.300%	8/15/37	83	91
	Consolidated Edison Co. of New York Inc.	4.625%	12/1/54	319	286
	Consolidated Edison Co. of New York Inc.	4.500%	5/15/58	165	141
	Corebridge Financial Inc.	4.350%	4/5/42	2,410	2,086
[6]	Corebridge Global Funding	5.900%	9/19/28	2,152	2,235
	Cousins Properties LP	5.875%	10/1/34	2,800	2,862
[6]	Cox Communications Inc.	4.800%	2/1/35	100	94
	CVS Health Corp.	2.875%	6/1/26	1,602	1,557
	CVS Health Corp.	4.300%	3/25/28	124	122
	CVS Health Corp.	4.125%	4/1/40	259	215
	CVS Health Corp.	5.050%	3/25/48	138	122
[1]	Dominion Energy Inc.	3.375%	4/1/30	285	266
	Dominion Energy Inc.	5.375%	11/15/32	3,141	3,224
[1]	Dominion Energy Inc.	4.900%	8/1/41	807	754
[1]	Dominion Energy Inc.	4.850%	8/15/52	431	392
	Dominion Energy South Carolina Inc.	6.625%	2/1/32	172	191
	Dominion Energy South Carolina Inc.	5.300%	5/15/33	124	127
	Dominion Energy South Carolina Inc.	5.450%	2/1/41	300	305

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Dominion Energy South Carolina Inc.	4.600%	6/15/43	230	209
	Duke Energy Corp.	5.000%	8/15/52	2,203	2,026
	Eaton Corp.	4.700%	8/23/52	160	149
	Energy Transfer LP	6.000%	6/15/48	2,761	2,802
[6]	Equitable Financial Life Global Funding	1.400%	8/27/27	908	833
[6]	ERAC USA Finance LLC	5.200%	10/30/34	1,315	1,334
	Eversource Energy	5.950%	7/15/34	2,475	2,601
[6]	FirstEnergy Pennsylvania Electric Co.	5.150%	3/30/26	65	65
[6]	FirstEnergy Pennsylvania Electric Co.	3.250%	3/15/28	1,766	1,686
[6]	FirstEnergy Pennsylvania Electric Co.	5.200%	4/1/28	88	89
[6]	FirstEnergy Pennsylvania Electric Co.	3.600%	6/1/29	229	218
	Florida Power & Light Co.	5.050%	4/1/28	270	275
[8]	Fortive Corp.	3.700%	8/15/29	3,515	3,815
[6]	Foundry JV Holdco LLC	5.900%	1/25/30	420	429
[6]	Foundry JV Holdco LLC	6.150%	1/25/32	1,940	1,992
[6]	Foundry JV Holdco LLC	6.250%	1/25/35	1,568	1,624
[6]	GA Global Funding Trust	5.500%	1/8/29	6,029	6,158
	Georgia Power Co.	4.300%	3/15/42	3,827	3,394
	Georgia Power Co.	5.125%	5/15/52	478	467
	GLP Capital LP	6.750%	12/1/33	3,418	3,694
	Goldman Sachs Group Inc.	1.431%	3/9/27	1,985	1,902
[6]	Gray Oak Pipeline LLC	2.600%	10/15/25	480	470
[6]	Gray Oak Pipeline LLC	3.450%	10/15/27	77	73
	Healthpeak OP LLC	3.500%	7/15/29	369	350
	HEICO Corp.	5.350%	8/1/33	2,778	2,834
	Home Depot Inc.	3.300%	4/15/40	2,411	1,954
[6]	Hyundai Capital America	6.250%	11/3/25	6,046	6,113
	Intel Corp.	5.600%	2/21/54	2,924	2,771
	Intercontinental Exchange Inc.	4.350%	6/15/29	2,949	2,923
	Intercontinental Exchange Inc.	4.950%	6/15/52	391	372
	International Business Machines Corp.	3.300%	5/15/26	550	540
[6]	ITC Holdings Corp.	4.950%	9/22/27	584	588
[6]	JBS USA Holding Lux Sarl	7.250%	11/15/53	1,734	2,012
	JPMorgan Chase & Co.	2.947%	2/24/28	1,476	1,421
	JPMorgan Chase & Co.	6.254%	10/23/34	4,346	4,708
[1]	JPMorgan Chase & Co.	3.964%	11/15/48	1,074	888
[1]	Kaiser Foundation Hospitals	2.810%	6/1/41	1,200	892
	Kenvue Inc.	5.050%	3/22/53	1,741	1,705
[6]	KeySpan Gas East Corp.	2.742%	8/15/26	440	424
	LXP Industrial Trust	6.750%	11/15/28	3,555	3,757
[6]	Massachusetts Mutual Life Insurance Co.	3.375%	4/15/50	606	434
	Memorial Sloan-Kettering Cancer Center	4.125%	7/1/52	150	129
	Merck & Co. Inc.	5.000%	5/17/53	1,342	1,295
[1]	Morgan Stanley	3.125%	7/27/26	2,037	1,990
[1]	Morgan Stanley	3.772%	1/24/29	628	610
[8]	Morgan Stanley	0.497%	2/7/31	1,495	1,393
[1]	Morgan Stanley	2.511%	10/20/32	5,120	4,382
	Morgan Stanley	5.466%	1/18/35	200	205
	Morgan Stanley	5.948%	1/19/38	1,578	1,617
[8]	MSD Netherlands Capital BV	3.750%	5/30/54	1,690	1,848
	Nasdaq Inc.	5.950%	8/15/53	215	227
	Nasdaq Inc.	6.100%	6/28/63	198	211
	NextEra Energy Capital Holdings Inc.	5.749%	9/1/25	804	809
	NiSource Inc.	5.250%	3/30/28	534	544
[6]	Northwestern Mutual Life Insurance Co.	3.850%	9/30/47	252	198
[6]	Northwestern Mutual Life Insurance Co.	3.625%	9/30/59	40	29
[6]	Oglethorpe Power Corp.	6.191%	1/1/31	184	190
	Oglethorpe Power Corp.	5.050%	10/1/48	177	164
	ONEOK Inc.	4.750%	10/15/31	1,055	1,042
	Oracle Corp.	4.300%	7/8/34	1,311	1,239
	Oracle Corp.	3.600%	4/1/40	1,355	1,102
	Oracle Corp.	3.650%	3/25/41	1,345	1,089
	Oracle Corp.	4.500%	7/8/44	981	867
	Oracle Corp.	3.600%	4/1/50	305	226
	Oracle Corp.	3.950%	3/25/51	1,129	882
	Oracle Corp.	5.550%	2/6/53	463	464
	Pacific Gas & Electric Co.	5.800%	5/15/34	1,473	1,534
	Pacific Gas & Electric Co.	4.500%	7/1/40	3,313	2,938
	Pacific Gas & Electric Co.	4.200%	6/1/41	3,898	3,264
	Paramount Global	4.200%	6/1/29	2,235	2,131

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[6]	Penske Truck Leasing Co. LP	4.000%	7/15/25	180	179
[6]	Penske Truck Leasing Co. LP	5.875%	11/15/27	2,370	2,441
	Piedmont Natural Gas Co. Inc.	4.650%	8/1/43	877	796
[6]	Pricoa Global Funding I	4.650%	8/27/31	1,090	1,078
	Progressive Corp.	3.950%	3/26/50	1,336	1,094
[1,8]	Prologis Euro Finance LLC	4.250%	1/31/43	1,390	1,571
[6]	Prologis Targeted US Logistics Fund LP	5.250%	1/15/35	3,096	3,109
	Providence St. Joseph Health Obligated Group	5.403%	10/1/33	1,040	1,061
[1]	Prudential Financial Inc.	3.700%	3/13/51	1,663	1,269
[1]	Public Service Electric & Gas Co.	5.450%	3/1/54	1,071	1,107
	Public Service Enterprise Group Inc.	5.200%	4/1/29	1,375	1,406
	Public Service Enterprise Group Inc.	5.450%	4/1/34	780	798
[8]	Realty Income Corp.	4.875%	7/6/30	5,610	6,444
[6]	RGA Global Funding	5.448%	5/24/29	1,400	1,437
[6]	SBA Tower Trust	1.884%	1/15/26	245	237
[6]	SBA Tower Trust	1.631%	11/15/26	2,265	2,117
[1]	SCE Recovery Funding LLC	0.861%	11/15/31	269	235
[1]	SCE Recovery Funding LLC	1.942%	5/15/38	165	126
[1]	SCE Recovery Funding LLC	2.510%	11/15/43	95	67
[1]	Shell Finance US Inc.	4.000%	5/10/46	330	273
	Shell International Finance BV	3.000%	11/26/51	1,338	903
[1]	Southern California Edison Co.	3.700%	8/1/25	30	30
[1]	Southern California Edison Co.	2.950%	2/1/51	870	580
	Southern California Edison Co.	5.875%	12/1/53	894	946
	Southern Co.	4.400%	7/1/46	7	6
	Southern Co. Gas Capital Corp.	5.750%	9/15/33	710	744
[1]	SSM Health Care Corp.	3.823%	6/1/27	320	315
[8]	Stryker Corp.	3.375%	9/11/32	1,925	2,085
[1]	Sutter Health	2.294%	8/15/30	190	167
	Targa Resources Corp.	6.150%	3/1/29	1,040	1,094
[6]	Texas Electric Market Stabilization Funding N LLC	4.265%	8/1/34	1,395	1,364
	Toledo Hospital	5.750%	11/15/38	205	206
	Tyson Foods Inc.	5.700%	3/15/34	3,069	3,179
	Uber Technologies Inc.	4.800%	9/15/34	1,911	1,875
	Uber Technologies Inc.	5.350%	9/15/54	265	259
[1]	United Airlines Pass-Through Trust Class B Series 2018-1	4.600%	3/1/26	31	30
	UnitedHealth Group Inc.	3.850%	6/15/28	903	887
	UnitedHealth Group Inc.	2.000%	5/15/30	264	231
	UnitedHealth Group Inc.	5.500%	7/15/44	640	656
	UnitedHealth Group Inc.	4.200%	1/15/47	72	61
	UnitedHealth Group Inc.	4.750%	5/15/52	99	91
	UnitedHealth Group Inc.	5.050%	4/15/53	1,809	1,730
	UnitedHealth Group Inc.	5.625%	7/15/54	1,178	1,224
	UnitedHealth Group Inc.	5.750%	7/15/64	915	957
	Verizon Communications Inc.	2.875%	11/20/50	250	163
	Verizon Communications Inc.	3.000%	11/20/60	260	161
[6]	VICI Properties LP	4.250%	12/1/26	6,101	5,994
[6]	VICI Properties LP	4.625%	12/1/29	2,508	2,429
	VICI Properties LP	5.125%	5/15/32	1,832	1,814
[1,9]	Walt Disney Co.	3.057%	3/30/27	2,350	1,658
	Warnermedia Holdings Inc.	4.279%	3/15/32	2,303	2,081
	Warnermedia Holdings Inc.	5.141%	3/15/52	3,113	2,505
[1,9]	Wells Fargo & Co.	2.975%	5/19/26	625	442
	Wells Fargo & Co.	6.303%	10/23/29	2,147	2,260
[1]	Wells Fargo & Co.	2.879%	10/30/30	479	438
	Wells Fargo & Co.	5.389%	4/24/34	1,000	1,015
[3]	Wells Fargo & Co.	5.211%	12/3/35	1,648	1,659
[1]	Wells Fargo & Co.	4.611%	4/25/53	2,063	1,850
	Welltower OP LLC	4.125%	3/15/29	3,840	3,756
	Westinghouse Air Brake Technologies Corp.	5.611%	3/11/34	1,176	1,216
[6]	Whistler Pipeline LLC	5.400%	9/30/29	2,093	2,113
[6]	Whistler Pipeline LLC	5.700%	9/30/31	1,395	1,421
[8]	WP Carey Inc.	4.250%	7/23/32	3,600	3,989
					299,176
Total Corporate Bonds (Cost $502,256)					505,642
Sovereign Bonds (5.6%)
Australia (0.4%)
[1,12]	Commonwealth of Australia	2.750%	11/21/27	135	85

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[1,12]	Commonwealth of Australia	2.250%	5/21/28	4,036	2,491
[1,12]	Commonwealth of Australia	3.250%	4/21/29	8,537	5,412
[1,12]	Commonwealth of Australia	1.000%	11/21/31	1,401	740
[1,12]	Commonwealth of Australia	4.500%	4/21/33	582	386
					9,114
Bermuda (0.0%)
[1,6]	Bermuda	2.375%	8/20/30	200	170
[1,6]	Bermuda	3.375%	8/20/50	200	134
					304
Bulgaria (0.2%)
[1,8]	Republic of Bulgaria	4.375%	5/13/31	1,995	2,259
[1,8]	Republic of Bulgaria	4.500%	1/27/33	1,270	1,461
					3,720
Canada (0.4%)
[9]	Canadian Government Bond	2.750%	9/1/27	2,189	1,554
[9]	Canadian Government Bond	3.250%	12/1/33	673	486
[9]	Canadian Government Bond	3.500%	12/1/45	964	723
[9]	Canadian Government Bond	2.000%	12/1/51	250	141
[9]	Canadian Government Bond	1.750%	12/1/53	634	333
[9]	City of Montreal	3.150%	12/1/36	750	488
[9]	City of Montreal	3.500%	12/1/38	410	271
[9]	City of Montreal	2.400%	12/1/41	1,000	551
[9]	City of Toronto	3.200%	8/1/48	1,000	597
[1,12]	Province of British Columbia	5.250%	5/23/34	6,850	4,520
[1,11]	Province of Ontario	0.250%	6/28/29	985	1,102
[9]	Regional Municipality of York	2.150%	6/22/31	800	527
					11,293
Chile (0.0%)
[1]	Corp. Nacional del Cobre de Chile	3.625%	8/1/27	650	625
France (0.2%)
[1,6,8]	French Republic	3.000%	11/25/34	3,470	3,699
Germany (2.2%)
[8]	Federal Republic of Germany	2.900%	6/18/26	17,375	18,607
[1,8]	Federal Republic of Germany	1.300%	10/15/27	17,065	17,767
[8]	Federal Republic of Germany	6.250%	1/4/30	1,480	1,888
[8]	Federal Republic of Germany	2.200%	2/15/34	12,595	13,460
[8]	Federal Republic of Germany	2.500%	8/15/54	4,700	5,165
					56,887
Israel (0.1%)
	State of Israel	5.375%	3/12/29	2,245	2,271
	State of Israel	5.500%	3/12/34	299	299
					2,570
Japan (0.8%)
[1,13]	Japan	0.113%	4/21/25	477,500	3,188
[1,13]	Japan	0.600%	6/20/29	1,154,200	7,675
[1,13]	Japan	1.100%	6/20/34	669,800	4,506
[1,13]	Japan	1.100%	6/20/43	276,400	1,653
[1,13]	Japan	1.300%	12/20/43	78,350	482
[1,13]	Japan	0.700%	6/20/51	117,800	555
[1,13]	Japan	0.700%	9/20/51	87,500	411
[1,13]	Japan	1.200%	6/20/53	72,900	383
[1,13]	Japan	1.600%	12/20/53	20,900	121
					18,974
Mexico (0.1%)
[1]	United Mexican States	6.750%	9/27/34	319	334
[1]	United Mexican States	6.400%	5/7/54	2,275	2,146
					2,480
Netherlands (0.1%)
[1,8]	TenneT Holding BV	0.875%	6/3/30	970	920
[1,8]	TenneT Holding BV	4.500%	10/28/34	2,315	2,702
					3,622
Qatar (0.0%)
[1,6]	State of Qatar	5.103%	4/23/48	255	251

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[1,6]	State of Qatar	4.400%	4/16/50	780	692
					943
Saudi Arabia (0.1%)
[1,6]	Kingdom of Saudi Arabia	5.000%	1/18/53	765	685
[1,6]	Kingdom of Saudi Arabia	5.750%	1/16/54	1,580	1,560
					2,245
Spain (0.0%)
[6,8]	Kingdom of Spain	0.600%	10/31/29	1,050	1,020
Supranational (0.8%)
[1,8]	European Union	3.250%	7/4/34	6,960	7,717
[1,8]	European Union	0.000%	7/4/35	1,740	1,386
[1,8]	European Union	0.200%	6/4/36	2,705	2,146
[1,8]	European Union	4.000%	4/4/44	1,410	1,684
[1,8]	European Union	2.625%	2/4/48	6,155	6,077
[1,8]	European Union	3.000%	3/4/53	305	315
					19,325
United Kingdom (0.2%)
[10]	United Kingdom	4.500%	9/7/34	3,185	4,137
[10]	United Kingdom	0.625%	10/22/50	3,900	1,979
					6,116
Total Sovereign Bonds (Cost $146,564)					142,937
Taxable Municipal Bonds (0.5%)
United States (0.5%)
	Broward County FL Airport System Revenue	3.477%	10/1/43	110	93
	Chicago IL Transit Authority Sales & Transfer Tax Receipts Revenue	6.899%	12/1/40	339	385
	Dallas-Fort Worth TX International Airport Revenue	3.089%	11/1/40	90	73
	Dallas-Fort Worth TX International Airport Revenue	4.087%	11/1/51	55	48
	Georgia Municipal Electric Power Authority Revenue	6.637%	4/1/57	906	1,017
	Golden State Tobacco Securitization Corp. California Revenue	3.000%	6/1/46	115	107
	Grand Parkway Transportation Corp. Texas System Toll Revenue	3.236%	10/1/52	320	238
	Illinois GO	5.100%	6/1/33	3,544	3,562
[14]	Kansas Development Finance Authority Revenue	2.774%	5/1/51	475	342
[15]	Kansas Development Finance Authority Revenue (Employees Retirement System)	5.371%	5/1/26	220	222
	Massachusetts School Building Authority Dedicated Sales Tax Revenue	3.395%	10/15/40	175	150
	New York Metropolitan Transportation Authority Revenue (Build America Bonds)	6.200%	11/15/26	10	10
	New York Metropolitan Transportation Authority Revenue (Build America Bonds)	6.668%	11/15/39	170	187
	New York Metropolitan Transportation Authority Revenue (Build America Bonds)	6.814%	11/15/40	805	894
[16]	Philadelphia PA Authority for Industrial Development Revenue	6.550%	10/15/28	635	676
	Port Authority of New York & New Jersey Revenue	5.647%	11/1/40	2,060	2,192
	Port Authority of New York & New Jersey Revenue	4.458%	10/1/62	225	203
	Texas Natural Gas Securitization Finance Corp. Revenue (Winter Storm Uri)	5.102%	4/1/35	909	925
	Texas Natural Gas Securitization Finance Corp. Revenue (Winter Storm Uri)	5.169%	4/1/41	745	763
Total Taxable Municipal Bonds (Cost $12,792)					12,087

		Coupon	Shares	Market Value ($000)
Temporary Cash Investments (1.9%)
Money Market Fund (1.9%)
[17]	Vanguard Market Liquidity Fund (Cost $48,624)	4.651%	486,455	48,640
Total Investments (100.2%) (Cost $2,206,260)				2,563,703
Other Assets and Liabilities—Net (-0.2%)				(5,721)
Net Assets (100%)				2,557,982
Cost is in $000.
1	The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
2	The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
3	Includes securities purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of November 30, 2024.
4	Securities with a value of $324,000 have been segregated as initial margin for open centrally cleared swap contracts.
5	Securities with a value of $961,000 have been segregated as initial margin for open futures contracts.
6	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At November 30, 2024, the aggregate value was $183,550,000, representing 7.2% of net assets.
7	Variable-rate security; rate shown is effective rate at period end. Certain variable-rate securities are not based on a published reference rate and spread but are determined by the issuer or agent based on current market conditions.
8	Face amount denominated in euro.
9	Face amount denominated in Canadian dollars.
10	Face amount denominated in British pounds.
11	Face amount denominated in Swiss francs.
12	Face amount denominated in Australian dollars.
13	Face amount denominated in Japanese yen.
14	Scheduled principal and interest payments are guaranteed by Build America Mutual Assurance Co.
15	Scheduled principal and interest payments are guaranteed by Assured Guaranty Municipal Corp.
16	Scheduled principal and interest payments are guaranteed by National Public Finance Guarantee Corp.
17	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
ADR—American Depositary Receipt.
GO—General Obligation Bond.
REMICS—Real Estate Mortgage Investment Conduits.
SOFR30A—30 Day Average Secured Overnight Financing Rate.
TSFR1M—CME Term Secured Overnight Financing Rate 1-Month.
UMBS—Uniform Mortgage-Backed Securities.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Short Futures Contracts
5-Year U.S. Treasury Note	March 2025	(55)	(5,918)	(49)
10-Year U.S. Treasury Note	March 2025	(77)	(8,561)	(107)
Euro-Bobl	December 2024	(6)	(760)	(9)
Ultra 10-Year U.S. Treasury Note	March 2025	(189)	(21,697)	(412)
				(577)

Forward Currency Contracts
	Contract Settlement Date	Contract Amount (000)				Unrealized Appreciation ($000)	Unrealized (Depreciation) ($000)
Counterparty			Receive		Deliver
Goldman Sachs International	1/8/25	AUD	230	USD	149	1	—
Bank of America, N.A.	1/8/25	EUR	3,220	USD	3,409	—	(1)
Goldman Sachs International	1/8/25	EUR	1,470	USD	1,550	6	—
Bank of America, N.A.	1/8/25	EUR	1,220	USD	1,286	5	—
Bank of America, N.A.	1/8/25	GBP	200	USD	253	2	—
Goldman Sachs International	1/8/25	USD	16,573	AUD	25,522	—	(79)
JPMorgan Chase Bank, N.A.	1/8/25	USD	16,942	CAD	23,816	—	(93)
Bank of America, N.A.	1/8/25	AUD	900	CAD	824	—	(2)
Goldman Sachs International	1/8/25	USD	4,892	CHF	4,314	—	(26)
Goldman Sachs International	1/8/25	USD	194,757	EUR	185,230	—	(1,309)
JPMorgan Chase Bank, N.A.	1/8/25	GBP	2,921	EUR	3,494	18	—
JPMorgan Chase Bank, N.A.	1/8/25	USD	30,292	GBP	24,089	—	(358)
Bank of America, N.A.	1/8/25	USD	2,941	GBP	2,310	2	—
JPMorgan Chase Bank, N.A.	1/8/25	USD	15,055	JPY	2,306,773	—	(446)
JPMorgan Chase Bank, N.A.	1/8/25	AUD	3,681	JPY	366,900	—	(64)
Bank of America, N.A.	1/8/25	GBP	1,169	JPY	225,649	—	(29)
Goldman Sachs International	1/8/25	USD	3	SEK	30	—	—
						34	(2,407)
AUD—Australian dollar.
CAD—Canadian dollar.
CHF—Swiss franc.
EUR—euro.
GBP—British pound.
JPY—Japanese yen.
SEK—Swedish krona.
USD—U.S. dollar.
At November 30, 2024, the counterparties had deposited in segregated accounts securities with a value of $8,390,000 in connection with open forward currency contracts.
Centrally Cleared Interest Rate Swaps
Termination Date	Future Effective Date	Notional Amount (000)[1]	Interest Rate Received[2] (%)	Interest Rate (Paid)[3] (%)	Value ($000)	Unrealized Appreciation (Depreciation) ($000)
7/4/34	N/A	7,025	3.069	(2.310)	(77)	(96)
1 Notional amount denominated in euro.
2 Interest payment received/paid annually.
3 Based on Euro Interbank Offered Rate (EURIBOR) as of the most recent reset date. Interest payment received/paid semi-annually.

A.  Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Bonds and other temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Structured debt securities, including mortgages and asset-backed securities, are valued using the latest bid prices or using valuations based on a matrix system that considers such factors as issuer, tranche, nominal or option-adjusted spreads, weighted average coupon, weighted average maturity, credit enhancements, and collateral, as furnished by independent pricing services. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund’s pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities.
B.  Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).
C.  To Be Announced (TBA) Transactions: A TBA transaction is an agreement to buy or sell mortgage-backed securities with agreed-upon characteristics (face amount, coupon, maturity) for settlement at a future date. The fund may be a seller of TBA transactions to reduce its exposure to the mortgage-backed securities market or in order to sell mortgage-backed securities it owns under delayed-delivery arrangements. When the fund is a buyer of TBA transactions, it maintains cash, short-term investments, or Treasuries in an amount sufficient to meet the purchase price at the settlement date of the TBA transaction. The primary risk associated with TBA transactions is that a counterparty may default on its obligations. The fund mitigates its counterparty risk by, among other things, performing a credit analysis of counterparties, allocating transactions among numerous counterparties, and monitoring its exposure to each counterparty. The fund may also enter into a Master Securities Forward Transaction Agreement (MSFTA) with certain counterparties and require them to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. Under an MSFTA, upon a counterparty default (including bankruptcy), the fund may terminate any TBA transactions with that counterparty, determine the net amount owed by either party in accordance with its MSFTA, and sell or retain any collateral held up to the net amount owed to the fund under the MSFTA.
D.  Mortgage Dollar Rolls: The fund enters into mortgage-dollar-roll transactions, in which the fund sells mortgage-backed securities to a dealer and simultaneously agrees to purchase substantially similar securities in the future at a predetermined price on a predetermined date. The fund forgoes principal and interest paid on the securities sold. In exchange for the forgone principal and interest paid, the fund is compensated by investing the proceeds of the sale, typically in high-quality short-term fixed income securities, and earning interest on such investments. Further the fund receives a lower price on the securities to be repurchased. The fund also enters into mortgage-dollar-roll transactions in which the fund buys mortgage-backed securities from a dealer pursuant to a TBA transaction and simultaneously agrees to sell substantially similar securities in the future at a predetermined price. The securities bought in mortgage-dollar-roll transactions are used to cover an open TBA sell position. The fund continues to earn interest on mortgage-backed security pools already held and receives a lower price on the securities to be sold in the future. The fund accounts for mortgage-dollar-roll transactions as purchases and sales; as such, these transactions may increase the fund’s portfolio turnover rate. Amounts to be received or paid in connection with open mortgage dollar rolls are included in Receivables for Investment Securities Sold or Payables for Investment Securities Purchased.
E.  Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. Fluctuations in the value of the contracts are recorded as an asset (liability).
F.  Forward Currency Contracts: The fund enters into forward currency contracts to protect the value of securities and related receivables and payables against changes in future foreign exchange rates. Risks associated with these types of forward currency contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the ability of the counterparties to fulfill their obligations under the contracts. The fund mitigates its counterparty risk by entering into forward currency contracts only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. The master netting arrangements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate the forward currency contracts, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The forward currency contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the forward currency contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
Forward currency contracts are valued at their quoted daily prices obtained from an independent third party, adjusted for currency risk based on the expiration date of each contract. Fluctuations in the value of the contracts are recorded as an asset (liability).
G.  Swap Contracts: The fund enters into interest rate swap transactions to adjust the fund’s sensitivity to changes in interest rates and maintain the ability to generate income at prevailing market rates. Under the terms of the swaps, one party pays the other either an amount that is a fixed percentage rate or a floating rate, which is reset periodically based on short-term interest rates, applied to a notional amount. In return, the counterparty agrees to pay a different floating rate, which is reset periodically based on short-term interest rates, applied to the same notional amount.
The fund enters into centrally cleared interest rate swaps to achieve the same objectives specified with respect to the equivalent over-the-counter swaps but with less counterparty risk because a regulated clearinghouse is the counterparty instead of the clearing broker or executing broker. The clearinghouse imposes initial margin requirements to secure the fund's performance, and requires daily settlement of variation margin representing changes in the market value of each contract. To further mitigate counterparty risk, the fund  trades with a diverse group of prequalified executing brokers; monitors the financial strength of its clearing brokers, executing brokers, and clearinghouse; and has entered into agreements with its clearing brokers and executing brokers.
A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund’s maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund's net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded as an asset (liability) and as unrealized appreciation (depreciation) until periodic payments are made or the termination of the swap, at which time realized gain (loss) is recorded.
H.  Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.

The following table summarizes the market value of the fund's investments and derivatives as of November 30, 2024, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks—North and South America	930,675	—	—	930,675
Common Stocks—Other	98,289	642,043	—	740,332
U.S. Government and Agency Obligations	—	162,695	—	162,695
Asset-Backed/Commercial Mortgage-Backed Securities	—	20,695	—	20,695
Corporate Bonds	—	505,642	—	505,642
Sovereign Bonds	—	142,937	—	142,937
Taxable Municipal Bonds	—	12,087	—	12,087
Temporary Cash Investments	48,640	—	—	48,640
Total	1,077,604	1,486,099	—	2,563,703

Derivative Financial Instruments
Assets
Forward Currency Contracts	—	34	—	34
Liabilities
Futures Contracts[1]	(577)	—	—	(577)
Forward Currency Contracts	—	(2,407)	—	(2,407)
Swap Contracts	(96)[1]	—	—	(96)
Total	(673)	(2,407)	—	(3,080)
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments.